DISCONTINUED OPERATION - Statement of cash flow (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DISCONTINUED OPERATION [Abstract]
Net cash (used in)/provided by operating activities	$ (1,575)	$ 149,484	$ (161,011)
Net cash (used in)/provided by investing activities	(181,508)	1,057,511	459,293
Net cash provided by/(used in) financing activities	401,060	(1,596,844)	(720,155)
Net change in cash and cash equivalents	$ 217,977	$ (389,849)	$ (421,873)